Segmented information - Disclosure of operating segment information (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Segment revenue	$ 15,912,673,000	$ 14,676,152,000
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	2,610,913,000	2,415,769,000
Restructuring, acquisition and related integration costs (Note 25)	(285,031,000)	(96,929,000)
Net finance costs (Note 26)	(83,692,000)	(27,889,000)
Earnings before income taxes	2,242,190,000	2,290,951,000
Salaries, other employee costs and contracted labour costs	11,184,452,000	10,301,386,000
Amortization and depreciation	589,796,000	523,530,000
Impairment	6,716,000	11,574,000
Western and Southern Europe
Disclosure of operating segments [line items]
Segment revenue	2,679,167,000	2,600,198,000
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	354,421,000	334,165,000
Salaries, other employee costs and contracted labour costs	2,084,539,000	2,039,082,000
Amortization and depreciation	76,012,000	71,807,000
U.S. Commercial and State Government
Disclosure of operating segments [line items]
Segment revenue	2,522,956,000	2,327,309,000
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	359,174,000	337,325,000
Salaries, other employee costs and contracted labour costs	1,820,400,000	1,645,109,000
Amortization and depreciation	102,678,000	97,552,000
Impairment	5,546,000	7,932,000
U.S. Federal
Disclosure of operating segments [line items]
Segment revenue	2,247,943,000	2,001,391,000
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	331,976,000	322,698,000
Salaries, other employee costs and contracted labour costs	1,651,615,000	1,457,486,000
Amortization and depreciation	76,486,000	60,779,000
Canada
Disclosure of operating segments [line items]
Segment revenue	2,090,682,000	2,034,995,000
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	472,888,000	463,171,000
Salaries, other employee costs and contracted labour costs	1,264,788,000	1,255,333,000
Amortization and depreciation	68,741,000	60,132,000
Scandinavia, Northwest and Central- East Europe
Disclosure of operating segments [line items]
Segment revenue	1,688,887,000	1,593,434,000
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	235,202,000	191,752,000
Salaries, other employee costs and contracted labour costs	1,124,215,000	1,070,070,000
Amortization and depreciation	87,011,000	82,146,000
U.K. and Australia
Disclosure of operating segments [line items]
Segment revenue	2,020,016,000	1,584,833,000
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	299,345,000	251,662,000
Salaries, other employee costs and contracted labour costs	1,359,727,000	1,003,640,000
Amortization and depreciation	60,636,000	44,999,000
Germany
Disclosure of operating segments [line items]
Segment revenue	901,609,000	894,565,000
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	108,107,000	88,438,000
Salaries, other employee costs and contracted labour costs	693,328,000	702,588,000
Amortization and depreciation	41,608,000	39,507,000
Finland, Poland and Baltics
Disclosure of operating segments [line items]
Segment revenue	903,701,000	859,263,000
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	142,128,000	133,437,000
Salaries, other employee costs and contracted labour costs	571,621,000	553,997,000
Amortization and depreciation	40,408,000	37,700,000
Asia Pacific
Disclosure of operating segments [line items]
Segment revenue	1,014,441,000	956,145,000
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	307,672,000	293,121,000
Salaries, other employee costs and contracted labour costs	614,219,000	574,081,000
Amortization and depreciation	36,216,000	28,908,000
Eliminations
Disclosure of operating segments [line items]
Segment revenue	(156,729,000)	(175,981,000)
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	0	0
Salaries, other employee costs and contracted labour costs	0	0
Amortization and depreciation	$ 0	$ 0